Commitments and Contingencies Legal Proceedings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Workers' Compensation and Medical Malpractice Receivable, Current	$ 13,370	$ 14,390
Other Liabilities, Current	$ 20,729	$ 26,460